S000068190 [Member] Performance Management - iMGP SMALL COMPANY FUND	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Small Company Fund. The bar chart shows changes in the performance of the Small Company Fund’s Institutional Class shares from year to year. The table below shows how the Small Company Fund’s average annual total returns of the Institutional Class for the 1‑year and since inception periods compare to those of a broad-based market index, a secondary market index and an index of peer group mutual funds. Before April 29, 2024, the Fund was managed with the same investment objective but with a different investment strategy and may achieve different performance results under its current investment strategy from the performance shown for periods before that date. Past performance, before and after taxes, does not necessarily indicate how the Small Company Fund will perform in the future. Updated performance information is available on the Small Company Fund’s website at www.imgp.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the Small Company Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Small Company Fund. The bar chart shows changes in the performance of the Small Company Fund’s Institutional Class shares from year to year. The table below shows how the Small Company Fund’s average annual total returns of the Institutional Class for the 1‑year and since inception periods compare to those of a broad-based market index, a secondary market index and an index of peer group mutual funds.
Bar Chart [Heading]	Small Company Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown above, the highest and lowest quarterly returns earned by the Small Company Fund were:

Highest:	17.55%	Quarter ended March 31, 2021
Lowest:	-15.88%	Quarter ended June 30, 2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.imgp.com
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	17.55%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(15.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022